Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued under the Aveanna Healthcare Holdings Inc. 2021 Stock Incentive Plan
Amount Registered | shares	4,219,927
Proposed Maximum Offering Price per Unit	6.96
Maximum Aggregate Offering Price	$ 29,370,691.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,056.09
Offering Note

(1)

Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”), of Aveanna Healthcare Holdings Inc. (the “Registrant”) that become issuable under the Aveanna Healthcare Holdings Inc. 2021 Stock Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of shares of the Registrant’s outstanding Common Stock.

(2)

Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of a share of Common Stock as reported on the Nasdaq Global Select Market on March 16, 2026.

(3)

Represents an automatic annual increase of an aggregate of 4,219,927 shares of Common Stock pursuant to the increase on January 1, 2026 to the number of shares of the Registrant’s Common Stock reserved for issuance under, and which annual increase is provided for in, the Plan.

(4)	The Registrant does not have any fee offsets.